Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
National Presto Industries Inc.	3,154	$256,452
Park Aerospace Corp.	12,039	160,239
Vectrus Inc.(a)(b)	7,530	391,635

		808,326

Air Freight & Logistics — 0.7%
Echo Global Logistics Inc.(a)(b)	17,854	312,981
Forward Air Corp.	18,526	955,941
Hub Group Inc., Class A(a)	21,837	1,050,578

		2,319,500

Airlines — 0.1%
Hawaiian Holdings Inc.	7,739	111,442
SkyWest Inc.	8,333	257,906

		369,348

Auto Components — 0.1%
Stoneridge Inc.(a)	17,915	358,837

Banks — 1.9%
Amalgamated Bank, Class A	9,252	98,996
Arrow Financial Corp.	8,695	247,807
Bancorp. Inc. (The)(a)	33,391	232,735
Camden National Corp.	10,068	329,727
Capital City Bank Group Inc.	8,218	181,125
Central Pacific Financial Corp.	9,120	159,509
Community Trust Bancorp. Inc.	10,471	354,967
Financial Institutions Inc.	9,941	192,358
First BanCorp./Puerto Rico	133,432	777,909
First Community Bankshares Inc.	9,211	217,103
First Financial Corp./IN	7,204	255,886
Great Southern Bancorp. Inc.	7,437	316,593
Hanmi Financial Corp.	11,501	138,817
Independent Bank Corp./MI	13,250	194,643
OFG Bancorp	28,381	357,033
Popular Inc.	63,247	2,440,702

		6,495,910

Beverages — 0.8%
Boston Beer Co. Inc. (The), Class A, NVS(a)	5,709	2,663,306

Biotechnology — 1.4%
Anika Therapeutics Inc.(a)(b)	9,019	299,701
Arrowhead Pharmaceuticals Inc.(a)(b)	56,127	1,932,453
BioSpecifics Technologies Corp.(a)(b)	3,597	204,705
Catalyst Pharmaceuticals Inc.(a)	60,538	286,950
Eagle Pharmaceuticals Inc./DE(a)(b)	7,155	364,762
Myriad Genetics Inc.(a)	48,291	746,579
PDL BioPharma Inc.(a)	74,639	253,026
Veracyte Inc.(a)	30,115	812,202

		4,900,378

Building Products — 0.4%
Apogee Enterprises Inc.	16,492	337,096
CSW Industrials Inc.	9,832	651,272
Quanex Building Products Corp.	21,673	270,262

		1,258,630

Capital Markets — 4.1%
Artisan Partners Asset Management Inc., Class A	34,857	1,026,190
BrightSphere Investment Group PLC(a)	50,467	373,960
Cohen & Steers Inc.	15,462	892,776
Cowen Inc., Class A(b)	17,387	190,388

Security	Shares	Value

Capital Markets (continued)
Diamond Hill Investment Group Inc.	2,134	$233,801
Donnelley Financial Solutions Inc.(a)	23,892	173,934
Evercore Inc., Class A	26,091	1,346,296
Federated Hermes Inc.	62,912	1,432,506
GAMCO Investors Inc., Class A	3,805	49,237
Houlihan Lokey Inc.	26,741	1,587,880
Janus Henderson Group PLC	105,092	1,881,147
Legg Mason Inc.	56,766	2,828,650
Moelis & Co., Class A	32,200	961,814
Piper Sandler Cos	8,831	476,079
Pzena Investment Management Inc., Class A	11,553	56,841
Victory Capital Holdings Inc., Class A(b)	9,223	139,175
Waddell & Reed Financial Inc., Class A	47,824	695,839
Westwood Holdings Group Inc.	4,953	114,067

		14,460,580

Chemicals — 1.1%
AdvanSix Inc.(a)	18,207	221,761
Chase Corp.	4,875	459,517
FutureFuel Corp.	17,178	178,308
Hawkins Inc.	6,283	235,173
Innospec Inc.	15,840	1,148,717
Stepan Co.	13,284	1,267,293
Tredegar Corp.	17,460	287,741

		3,798,510

Commercial Services & Supplies — 1.9%
ACCO Brands Corp.	64,071	474,125
Brady Corp., Class A, NVS	32,257	1,404,470
Ennis Inc.	17,073	317,728
Heritage-Crystal Clean Inc.(a)	9,895	181,573
Herman Miller Inc.	38,650	871,171
HNI Corp.	28,061	683,005
Kimball International Inc., Class B	24,006	294,553
Knoll Inc.	32,530	379,300
McGrath RentCorp.	15,876	866,036
Quad/Graphics Inc.	21,547	80,155
RR Donnelley & Sons Co.	66,190	113,185
Steelcase Inc., Class A	58,107	636,272
Viad Corp.	13,075	313,408
VSE Corp.	6,726	129,274

		6,744,255

Communications Equipment — 0.3%
ADTRAN Inc.	31,287	321,630
Extreme Networks Inc.(a)	79,034	268,716
NETGEAR Inc.(a)(b)	20,362	488,281
Ribbon Communications Inc.(a)	35,482	129,332

		1,207,959

Construction & Engineering — 1.3%
Aegion Corp.(a)(b)	20,215	324,451
Arcosa Inc.	28,424	1,059,362
Construction Partners Inc., Class A(a)	11,532	211,382
Great Lakes Dredge & Dock Corp.(a)	37,592	332,313
IES Holdings Inc.(a)	6,667	131,673
MYR Group Inc.(a)	10,887	326,610
Quanta Services Inc.(b)	51,315	1,865,813
Sterling Construction Co. Inc.(a)	18,104	178,868
Tutor Perini Corp.(a)	25,947	181,629

		4,612,101

Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	1,452	116,305

1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 0.6%
Encore Capital Group Inc.(a)	17,273	$448,753
EZCORP Inc., Class A, NVS(a)(b)	34,346	192,338
Navient Corp.	135,591	1,033,203
World Acceptance Corp.(a)	4,437	301,050

		1,975,344

Containers & Packaging — 0.1%
Myers Industries Inc.	20,890	258,200

Diversified Consumer Services — 0.5%
American Public Education Inc.(a)	10,503	270,663
K12 Inc.(a)	24,996	567,659
Perdoceo Education Corp.(a)	45,239	588,107
Regis Corp.(a)	16,474	204,607

		1,631,036

Diversified Telecommunication Services — 0.4%
ATN International Inc.	7,315	454,408
Bandwidth Inc., Class A(a)(b)	9,643	786,483

		1,240,891

Electric Utilities — 2.0%
El Paso Electric Co.	26,676	1,813,968
MGE Energy Inc.	22,664	1,465,454
Otter Tail Corp.	23,143	1,027,087
Portland General Electric Co.	58,490	2,736,747

		7,043,256

Electrical Equipment — 0.2%
Encore Wire Corp.	13,679	626,225

Electronic Equipment, Instruments & Components — 9.0%
Anixter International Inc.(a)	20,968	1,947,088
Avnet Inc.	67,811	2,035,686
Badger Meter Inc.	19,035	1,123,636
Belden Inc.	29,709	1,015,751
Benchmark Electronics Inc.	23,389	483,217
CTS Corp.	20,313	470,449
Daktronics Inc.	24,632	111,337
Dolby Laboratories Inc., Class A	42,207	2,533,686
ePlus Inc.(a)	8,818	623,873
Fabrinet(a)(b)	24,108	1,512,777
Insight Enterprises Inc.(a)(b)	23,424	1,271,689
Jabil Inc.	90,072	2,561,648
KEMET Corp.	36,056	973,873
Kimball Electronics Inc.(a)	16,626	224,783
Knowles Corp.(a)	59,629	927,231
Methode Electronics Inc.	24,226	727,264
Napco Security Technologies Inc.(a)(b)	7,750	155,310
National Instruments Corp.	81,690	3,138,530
OSI Systems Inc.(a)	11,318	819,197
PC Connection Inc.	7,750	356,112
Plexus Corp.(a)	19,156	1,200,890
Sanmina Corp.(a)	45,505	1,261,854
ScanSource Inc.(a)	16,522	428,250
Tech Data Corp.(a)	23,879	3,358,343
TTM Technologies Inc.(a)(b)	59,218	686,337
Vishay Intertechnology Inc.	85,656	1,421,033
Vishay Precision Group Inc.(a)(b)	6,925	160,106

		31,529,950

Energy Equipment & Services — 0.1%
Matrix Service Co.(a)	17,272	180,320

Security	Shares	Value

Energy Equipment & Services (continued)
Newpark Resources Inc.(a)	57,757	$88,368

		268,688

Entertainment — 0.3%
Glu Mobile Inc.(a)	74,310	579,618
IMAX Corp.(a)(b)	36,093	415,069
Marcus Corp. (The)	13,509	196,421

		1,191,108

Equity Real Estate Investment Trusts (REITs) — 8.9%
American Finance Trust Inc.	69,456	535,506
Apple Hospitality REIT Inc.	139,181	1,347,272
Ashford Hospitality Trust Inc.	62,657	51,523
Brixmor Property Group Inc.	194,914	2,231,765
Cedar Realty Trust Inc.	77,111	80,967
Chatham Lodging Trust	30,704	230,587
Community Healthcare Trust Inc.	11,590	431,148
CoreCivic Inc.	77,844	1,021,313
CorEnergy Infrastructure Trust Inc.	8,854	107,488
DiamondRock Hospitality Co.	131,014	816,217
Equity Commonwealth	79,789	2,708,836
Essential Properties Realty Trust Inc.	36,599	537,639
Franklin Street Properties Corp.	70,172	381,736
Getty Realty Corp.	22,854	620,715
Industrial Logistics Properties Trust	42,595	796,101
Innovative Industrial Properties Inc.	7,396	580,290
Investors Real Estate Trust	7,606	476,364
iStar Inc.	40,627	407,082
Lexington Realty Trust	138,097	1,443,114
LTC Properties Inc.	26,015	926,134
One Liberty Properties Inc.	9,618	151,195
Outfront Media Inc.	93,810	1,471,879
Park Hotels & Resorts Inc.	155,209	1,476,038
Piedmont Office Realty Trust Inc., Class A	82,314	1,428,148
PS Business Parks Inc.	13,462	1,737,810
Retail Properties of America Inc., Class A	139,821	866,890
Retail Value Inc.	10,441	151,081
RPT Realty	52,538	358,309
Service Properties Trust	107,615	745,772
Spirit Realty Capital Inc.	58,971	1,813,948
Summit Hotel Properties Inc.	68,800	416,928
Sunstone Hotel Investors Inc.	147,157	1,352,373
Universal Health Realty Income Trust	8,554	914,936
Urstadt Biddle Properties Inc., Class A	19,566	285,859
Weingarten Realty Investors	79,050	1,437,919
Xenia Hotels & Resorts Inc.	73,655	714,453

		31,055,335

Food & Staples Retailing — 0.4%
Ingles Markets Inc., Class A	8,352	341,012
SpartanNash Co.	23,746	407,244
Village Super Market Inc., Class A	5,596	134,472
Weis Markets Inc.	10,559	528,267

		1,410,995

Food Products — 0.6%
Freshpet Inc.(a)(b)	20,724	1,562,797
John B Sanfilippo & Son Inc.	5,466	448,922

		2,011,719

Gas Utilities — 1.7%
Chesapeake Utilities Corp.	10,624	933,637
National Fuel Gas Co.	50,836	2,084,276
Southwest Gas Holdings Inc.	35,548	2,694,538

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Star Group LP	30,593	$241,685

		5,954,136

Health Care Equipment & Supplies — 9.1%
AngioDynamics Inc.(a)(b)	24,394	254,429
Atrion Corp.	975	616,034
Cardiovascular Systems Inc.(a)	23,064	968,688
CONMED Corp.	18,513	1,368,296
Cutera Inc.(a)	7,320	98,454
Globus Medical Inc., Class A(a)	50,160	2,380,594
Haemonetics Corp.(a)	33,222	3,779,999
Heska Corp.(a)(b)	4,448	314,918
Lantheus Holdings Inc.(a)	25,391	331,353
LeMaitre Vascular Inc.	11,044	314,644
Masimo Corp.(a)(b)	33,154	7,091,972
Meridian Bioscience Inc.(a)	27,906	334,872
Mesa Laboratories Inc.	2,560	609,280
Natus Medical Inc.(a)	22,294	557,127
Novocure Ltd.(a)	49,832	3,278,946
NuVasive Inc.(a)(b)	34,058	2,073,451
Orthofix Medical Inc.(a)	12,431	440,679
Quidel Corp.(a)	23,023	3,200,197
Surmodics Inc.(a)	8,829	336,385
Tandem Diabetes Care Inc.(a)(b)	34,550	2,756,399
Varex Imaging Corp.(a)	25,078	655,288

		31,762,005

Health Care Providers & Services — 7.2%
Addus HomeCare Corp.(a)(b)	8,966	726,425
Amedisys Inc.(a)	21,053	3,877,121
AMN Healthcare Services Inc.(a)	30,533	1,434,440
Chemed Corp.	10,423	4,341,909
CorVel Corp.(a)	6,652	350,494
Cross Country Healthcare Inc.(a)	25,868	162,710
Encompass Health Corp.	56,231	3,725,304
Ensign Group Inc. (The)	33,150	1,240,142
Hanger Inc.(a)	21,973	403,424
LHC Group Inc.(a)	18,713	2,432,503
Magellan Health Inc.(a)	14,899	904,816
National HealthCare Corp.	7,520	514,142
National Research Corp.	8,133	419,581
Owens & Minor Inc.	41,199	291,689
Patterson Companies Inc.	56,231	1,027,903
Pennant Group Inc. (The)(a)	16,457	325,684
Providence Service Corp. (The)(a)	7,638	443,080
RadNet Inc.(a)	27,843	393,143
Tenet Healthcare Corp.(a)	56,582	1,141,825
Tivity Health Inc.(a)(b)	31,302	280,779
Triple-S Management Corp., Class B(a)	15,926	269,627
U.S. Physical Therapy Inc.(b)	8,361	631,256

		25,337,997

Health Care Technology — 1.8%
Allscripts Healthcare Solutions Inc.(a)	109,057	708,871
Change Healthcare Inc.(a)	32,685	380,453
Computer Programs & Systems Inc.	8,914	214,203
HealthStream Inc.(a)	16,928	386,382
HMS Holdings Corp.(a)	57,164	1,639,178
Inspire Medical Systems Inc.(a)	7,822	560,525
NextGen Healthcare Inc.(a)	32,059	338,222
Omnicell Inc.(a)	26,456	1,928,642

Security	Shares	Value

Health Care Technology (continued)
Simulations Plus Inc.	8,029	$305,503

		6,461,979

Hotels, Restaurants & Leisure — 0.4%
Brinker International Inc.	24,531	571,082
Chuy’s Holdings Inc.(a)(b)	10,869	182,164
Denny’s Corp.(a)	38,889	438,279
Red Robin Gourmet Burgers Inc.(a)	8,373	122,497

		1,314,022

Household Durables — 0.8%
Ethan Allen Interiors Inc.	16,505	186,672
Hooker Furniture Corp.	8,569	128,449
La-Z-Boy Inc.	30,497	715,155
Meritage Homes Corp.(a)	23,796	1,250,718
Tupperware Brands Corp.(b)	31,516	101,481
Universal Electronics Inc.(a)	9,081	374,864

		2,757,339

Insurance — 2.9%
American National Insurance Co.	5,278	424,879
Assured Guaranty Ltd.	64,600	1,920,558
Brighthouse Financial Inc.(a)	72,907	1,874,439
Crawford & Co., Class A, NVS	10,935	77,857
Employers Holdings Inc.	8,757	265,950
First American Financial Corp.	72,281	3,333,600
Greenlight Capital Re Ltd., Class A(a)(b)	18,286	119,225
HCI Group Inc.	4,279	178,220
Heritage Insurance Holdings Inc.	17,560	199,130
Independence Holding Co.	4,146	114,678
National Western Life Group Inc., Class A	1,535	295,841
Safety Insurance Group Inc.	6,302	530,124
Stewart Information Services Corp.	12,588	401,054
Universal Insurance Holdings Inc.	21,236	387,132
Watford Holdings Ltd.(a)	13,330	164,626

		10,287,313

Interactive Media & Services — 0.1%
EverQuote Inc., Class A(a)	5,667	220,843
QuinStreet Inc.(a)	30,018	304,983

		525,826

Internet & Direct Marketing Retail — 0.2%
1-800-Flowers.com Inc., Class A(a)(b)	16,370	314,141
PetMed Express Inc.	13,204	522,482

		836,623

IT Services — 3.5%
CACI International Inc., Class A(a)	16,124	4,033,257
CSG Systems International Inc.	21,603	1,049,474
EVERTEC Inc.	39,964	1,012,688
Hackett Group Inc. (The)	16,589	246,015
MAXIMUS Inc.	41,761	2,811,350
NIC Inc.(b)	43,774	1,060,644
Paysign Inc.(a)(b)	22,311	191,875
Perficient Inc.(a)	21,489	748,462
Sykes Enterprises Inc.(a)	25,856	740,257
TTEC Holdings Inc.	10,649	415,098

		12,309,120

Leisure Products — 0.2%
Sturm Ruger & Co. Inc.	11,439	608,555

Life Sciences Tools & Services — 1.5%
Bruker Corp.(b)	70,847	2,785,704

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Luminex Corp.	26,529	$956,370
Medpace Holdings Inc.(a)	18,689	1,492,504

		5,234,578

Machinery — 1.0%
Alamo Group Inc.	6,571	646,849
Federal Signal Corp.	39,497	1,063,654
Gorman-Rupp Co. (The)	11,971	353,145
Meritor Inc.(a)(b)	48,569	995,664
Omega Flex Inc.	1,940	174,794
Park-Ohio Holdings Corp.	5,306	97,259
Wabash National Corp.	35,623	292,109

		3,623,474

Media — 1.5%
AMC Networks Inc., Class A(a)	28,902	689,313
Gannett Co. Inc.	58,950	66,614
Iheartmedia Inc., Class A(a)(b)	37,547	263,580
John Wiley & Sons Inc., Class A	29,433	1,105,209
MSG Networks Inc., Class A(a)	28,787	341,990
National CineMedia Inc.	44,337	146,312
Scholastic Corp., NVS	19,505	567,010
TechTarget Inc.(a)(b)	15,379	358,638
TEGNA Inc.	141,780	1,519,882
Tribune Publishing Co.	13,220	113,295

		5,171,843

Metals & Mining — 1.7%
Carpenter Technology Corp.	30,706	680,752
Materion Corp.	13,318	689,073
Reliance Steel & Aluminum Co.	43,495	3,896,282
Ryerson Holding Corp.(a)	15,078	69,661
Schnitzer Steel Industries Inc., Class A	17,395	270,666
Warrior Met Coal Inc.	21,327	267,654

		5,874,088

Mortgage Real Estate Investment — 0.4%
AG Mortgage Investment Trust Inc.	26,274	83,814
Anworth Mortgage Asset Corp.	80,849	139,060
Ares Commercial Real Estate Corp.	19,746	153,032
ARMOUR Residential REIT Inc.	38,701	342,117
Exantas Capital Corp.	28,827	85,328
MFA Financial Inc.	292,102	511,178
Western Asset Mortgage Capital Corp.	34,702	105,841

		1,420,370

Multi-Utilities — 1.2%
Avista Corp.	43,211	1,859,801
NorthWestern Corp.	33,008	1,904,232
Unitil Corp.	9,760	491,026

		4,255,059

Multiline Retail — 0.5%
Big Lots Inc.	25,531	598,702
Dillard’s Inc., Class A(b)	7,100	209,308
Macy’s Inc.	176,080	1,031,829

		1,839,839

Oil, Gas & Consumable Fuels — 0.7%
Arch Coal Inc., Class A	10,110	295,111
Berry Corp.	41,732	143,141
Bonanza Creek Energy Inc.(a)	10,087	176,119
CONSOL Energy Inc.(a)	22,503	170,798
Diamond S Shipping Inc.(a)	14,510	180,069
Gran Tierra Energy Inc.(a)(b)	245,310	83,258

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
NACCO Industries Inc., Class A	1,685	$59,228
Northern Oil and Gas Inc.(a)	172,208	144,173
Penn Virginia Corp.(a)	9,705	61,044
Rattler Midstream LP	28,156	192,024
Renewable Energy Group Inc.(a)	25,492	632,456
REX American Resources Corp.(a)(b)	3,708	220,552
W&T Offshore Inc.(a)	75,525	209,204

		2,567,177

Paper & Forest Products — 0.4%
Domtar Corp.	40,799	953,065
Schweitzer-Mauduit International Inc.	5,047	162,614
Verso Corp., Class A(a)(b)	22,407	311,233

		1,426,912

Personal Products — 0.4%
elf Beauty Inc.(a)	14,686	191,946
Medifast Inc.	7,368	559,084
USANA Health Sciences Inc.(a)(b)	8,739	779,693

		1,530,723

Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals Inc.(a)	23,176	392,833
ANI Pharmaceuticals Inc.(a)(b)	5,930	237,259
Corcept Therapeutics Inc.(a)	66,892	846,853
Innoviva Inc.(a)	46,395	657,881
Lannett Co. Inc.(a)	21,115	201,437
Phibro Animal Health Corp., Class A	12,825	342,556
SIGA Technologies Inc.(a)	34,386	203,221

		2,882,040

Professional Services — 2.7%
Barrett Business Services Inc.	4,789	234,278
Exponent Inc.	33,979	2,389,743
Franklin Covey Co.(a)	6,309	130,912
FTI Consulting Inc.(a)	24,568	3,128,980
Heidrick & Struggles International Inc.	12,524	281,039
ICF International Inc.	12,198	897,041
Kelly Services Inc., Class A, NVS	20,976	324,079
Kforce Inc.	14,285	427,836
Korn Ferry	37,321	1,075,964
Resources Connection Inc.	19,504	212,204
TrueBlue Inc.(a)(b)	26,223	407,243

		9,509,319

Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA(a)(b)	4,154	34,686
Forestar Group Inc.(a)	8,283	109,253
Marcus & Millichap Inc.(a)	15,342	445,685
Newmark Group Inc., Class A	97,094	376,725
RE/MAX Holdings Inc., Class A	11,674	306,909
Realogy Holdings Corp.	74,813	324,688
RMR Group Inc. (The), Class A	3,953	117,246

		1,715,192

Road & Rail — 1.5%
ArcBest Corp.	16,679	339,751
Covenant Transportation Group Inc., Class A(a)	9,886	87,788
Heartland Express Inc.	29,475	577,415
Marten Transport Ltd.	26,770	600,183
Saia Inc.(a)(b)	16,956	1,568,769
Schneider National Inc., Class B(b)	33,816	740,909
Universal Logistics Holdings Inc.	5,418	75,473

4

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Werner Enterprises Inc.	29,433	$1,180,852

		5,171,140

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Energy Industries Inc.(a)	11,177	621,441
Alpha & Omega Semiconductor Ltd.(a)	14,251	171,439
Amkor Technology Inc.(a)	70,516	696,698
Axcelis Technologies Inc.(a)	21,004	490,653
Cabot Microelectronics Corp.	18,997	2,327,892
Cirrus Logic Inc.(a)	38,046	2,876,278
Diodes Inc.(a)	28,367	1,443,597
FormFactor Inc.(a)	49,150	1,145,195
Kulicke & Soffa Industries Inc.	41,498	994,707
Lattice Semiconductor Corp.(a)	82,482	1,856,670
NVE Corp.	3,171	180,018
Onto Innovation Inc.(a)	32,530	1,055,924
PDF Solutions Inc.(a)	18,047	288,211
Photronics Inc.(a)	27,179	324,789
Power Integrations Inc.	19,190	1,964,096
SMART Global Holdings Inc.(a)	9,041	228,647
Synaptics Inc.(a)	21,541	1,408,566
Xperi Corp.	32,292	493,422

		18,568,243

Software — 4.1%
Agilysys Inc.(a)(b)	13,166	257,922
American Software Inc./GA, Class A	19,295	317,982
Aspen Technology Inc.(a)	45,131	4,614,645
CERENCE Inc.(a)	23,736	502,254
ChannelAdvisor Corp.(a)	17,371	179,442
Digital Turbine Inc.(a)(b)	48,892	286,507
j2 Global Inc.	30,413	2,452,504
LivePerson Inc.(a)	40,682	973,927
Manhattan Associates Inc.(a)	42,091	2,985,936
Model N Inc.(a)	16,034	462,741
Progress Software Corp.	29,242	1,196,290

		14,230,150

Specialty Retail — 4.6%
Aaron’s Inc.	44,200	1,410,422
Abercrombie & Fitch Co., Class A	42,989	454,824
American Eagle Outfitters Inc.	107,073	851,230
America’s Car-Mart Inc./TX(a)(b)	4,124	271,978
Asbury Automotive Group Inc.(a)	12,642	853,335
Boot Barn Holdings Inc.(a)(b)	18,614	343,615
Buckle Inc. (The)	19,294	295,391
Cato Corp. (The), Class A	15,059	169,564
Chico’s FAS Inc.	77,030	115,545
Conn’s Inc.(a)	12,375	83,655
Dick’s Sporting Goods Inc.	43,115	1,267,150
Foot Locker Inc.	71,792	1,840,029
GameStop Corp., Class A(b)	52,405	300,281
Genesco Inc.(a)(b)	10,670	201,983
Group 1 Automotive Inc.	11,536	652,822
Guess? Inc.	32,767	306,372
Haverty Furniture Companies Inc.	11,395	154,174
Hibbett Sports Inc.(a)(b)	11,703	180,577
MarineMax Inc.(a)	14,147	203,858
Michaels Companies Inc. (The)(a)	62,107	188,805
Office Depot Inc.	357,165	792,906
Party City Holdco Inc.(a)	49,198	37,317
Rent-A-Center Inc./TX	30,154	600,215

Security	Shares	Value

Specialty Retail (continued)
RH(a)	10,949	$1,574,247
Sally Beauty Holdings Inc.(a)(b)	78,810	765,245
Shoe Carnival Inc.	7,694	181,732
Sleep Number Corp.(a)	19,185	573,632
Sonic Automotive Inc., Class A	15,267	327,172
Urban Outfitters Inc.(a)	41,634	721,934
Winmark Corp.	1,724	258,600
Zumiez Inc.(a)	13,462	284,587

		16,263,197

Textiles, Apparel & Luxury Goods — 1.3%
Crocs Inc.(a)(b)	41,000	994,250
Deckers Outdoor Corp.(a)	18,901	2,811,713
Fossil Group Inc.(a)(b)	29,659	117,449
Movado Group Inc.	10,564	108,915
Oxford Industries Inc.	10,991	460,743
Vera Bradley Inc.(a)	15,450	85,129

		4,578,199

Thrifts & Mortgage Finance — 2.2%
Essent Group Ltd.	61,163	1,670,973
First Defiance Financial Corp.	24,299	422,317
MGIC Investment Corp.	231,769	1,694,231
NMI Holdings Inc., Class A(a)	43,073	582,347
Radian Group Inc.	133,026	1,992,730
TrustCo Bank Corp. NY	52,117	328,337
Walker & Dunlop Inc.	19,108	734,321
Waterstone Financial Inc.	16,191	235,093

		7,660,349

Tobacco — 0.2%
Universal Corp./VA	16,311	788,963

Trading Companies & Distributors — 0.6%
CAI International Inc.(a)(b)	10,808	178,224
GMS Inc.(a)	27,251	500,873
H&E Equipment Services Inc.	21,027	341,899
Rush Enterprises Inc., Class A	18,317	686,887
Rush Enterprises Inc., Class B	2,460	86,863
Systemax Inc.	8,586	170,518
Titan Machinery Inc.(a)(b)	14,425	135,595

		2,100,859

Water Utilities — 0.3%
Middlesex Water Co.	10,595	638,879
York Water Co. (The)	8,485	342,115

		980,994

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems Inc.	65,633	1,287,719

Total Common Stocks — 99.1% (Cost: $393,114,677)		347,192,034

5

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	17,140,876	$17,159,731

Total Short-Term Investments — 4.9% (Cost: $17,139,290)		17,159,731

Total Investments in Securities — 104.0% (Cost: $410,253,967)		364,351,765

Other Assets, Less Liabilities — (4.0)%		(13,951,081)

Net Assets — 100.0%		$350,400,684

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,813,414	6,327,462	(b)	—		17,140,876	$17,159,731	$194,279	(c)	$(8,265)		$18,043
BlackRock Cash Funds: Treasury, SL Agency Shares	779,000	—		(779,000	)(b)	—	—	31,190		—		—
PennyMac Mortgage Investment Trust	23,314	3,657		(26,971)		—	—	11,476		66,843		(46,435)

							$17,159,731	$236,945		$58,578		$(28,392)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	10	06/19/20	$654	$72,314
S&P MidCap 400 E-Mini	2	06/19/20	328	43,325

				$115,639

OTC Total Return Swaps

Reference Entity(a)	Frequency	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.	02/27/23	$804,020	$129,235	(b)	$907,266	0.3%
	Monthly	HSBC Bank USA N.A.	02/10/23	31,721	233	(c)	33,164	0.0%

6

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

OTC Total Return Swaps (continued)

Reference Entity(a)	Frequency	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
	Monthly	JPMorgan Securities PLC	02/08/23	991,942	103,519	(d)	1,093,817	0.3%

				$1,827,683	$232,987		$2,034,247

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

USD — 1M US Dollar LIBOR BBA

(b)	Amount includes $25,989 of net dividends and financing fees.
(c)	Amount includes $(1,210) of net dividends, payable for referenced securities purchased and financing fees.
(d)	Amount includes $1,644 of net dividends, payable for referenced securities purchased and financing fees.

7

Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2020 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
National Presto Industries Inc.	248	$20,165	2.2%
Park Aerospace Corp.	27	359	0.1

		20,524

Air Freight & Logistics
Hub Group Inc. Class A	30	1,443	0.2

Banks
Amalgamated Bank Class A	1,811	19,378	2.1
Bancorp. Inc. (The)(a)	45	314	0.0
Camden National Corp.	15	491	0.1
Central Pacific Financial Corp.	3,066	53,624	5.9
Hanmi Financial Corp.	5,610	67,713	7.5
OFG Bancorp	4,823	60,673	6.7

		202,193

Biotechnology
Catalyst Pharmaceuticals Inc.(a)	78	370	0.0
Myriad Genetics Inc.	48	742	0.1

		1,112

Capital Markets
Artisan Partners Asset Management Inc. Class A	42	1,236	0.1
Houlihan Lokey Inc.	33	1,960	0.2
Janus Henderson Group PLC	1,445	25,866	2.9

		29,062

Commercial Services & Supplies
Ennis Inc.	12	223	0.0
Quad/Graphics Inc.	4,957	18,440	2.0
Viad Corp.	21	503	0.1

		19,166

Communications Equipment
Ribbon Communications Inc.(a)	5,424	19,770	2.2

Construction & Engineering
Arcosa Inc.	30	1,118	0.1
Construction Partners Inc. Class A(a)	18	330	0.1
IES Holdings Inc.(a)	9	178	0.0
MYR Group Inc.(a)	6	180	0.0
Tutor Perini Corp.	45	315	0.0

		2,121

Construction Materials
U. S. Lime & Minerals Inc.	255	20,426	2.3

Consumer Finance
Navient Corp.	161	1,227	0.1

Diversified Consumer Services
K12 Inc.(a)	24	545	0.1

Diversified Telecommunication Services
ATN International Inc.	18	1,118	0.1

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2020 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Electric Utilities
El Paso Electric Co.	18	$1,224	0.1%
MGE Energy Inc.	24	1,552	0.2
Otter Tail Corp.	39	1,731	0.2

		4,507

Electronic Equipment, Instruments & Components
ePlus Inc.	21	1,486	0.2
KEMET Corp.	21	567	0.1
Kimball Electronics Inc.(a)	6	81	0.0
OSI Systems Inc.	9	651	0.1
Vishay Intertechnology Inc.	78	1,294	0.1

		4,079

Energy Equipment & Services
Matrix Service Co.	1,980	20,671	2.3
Newpark Resources Inc.	16,672	25,508	2.8

		46,179

Entertainment
Marcus Corp. (The)	24	349	0.0

Equity Real Estate Investment Trusts (REITs)
Essential Properties Realty Trust Inc.	30	441	0.0
Lexington Realty Trust	149	1,557	0.2
Park Hotels & Resorts Inc.	213	2,026	0.2
RPT Realty	48	327	0.0
Xenia Hotels & Resorts Inc.	60	582	0.1

		4,933

Gas Utilities
Star Group LP	45	356	0.0

Health Care Equipment & Supplies
Cardiovascular Systems Inc.(a)	18	756	0.1

Health Care Providers & Services
Ensign Group Inc. (The)	39	1,459	0.2
Magellan Health Inc.	259	15,729	1.7
Pennant Group Inc. (The)(a)	18	356	0.0
RadNet Inc.(a)	42	593	0.1

		18,137

Health Care Technology
Computer Programs & Systems Inc.	6	144	0.0
HealthStream Inc.	24	548	0.1
NextGen Healthcare Inc.(a)	33	348	0.0

		1,040

Hotels, Restaurants & Leisure
Red Robin Gourmet Burgers Inc.	1,510	22,091	2.4

Insurance
Employers Holdings Inc.	4,903	148,904	16.4
Greenlight Capital Re Ltd. Class A(a)	2,784	18,152	2.0
Independence Holding Co.	3	83	0.0
Stewart Information Services Corp.	369	11,756	1.3

		178,895

8

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2020 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Internet & Direct Marketing Retail
1-800-Flowers.com Inc. Class A	18	$345	0.0%

IT Services
EVERTEC Inc.	42	1,064	0.1
Hackett Group Inc. (The)	18	267	0.0

		1,331

Machinery
Meritor Inc.	63	1,292	0.2
Omega Flex Inc.	204	18,380	2.0

		19,672

Media
Scholastic Corp.	30	872	0.1
Tribune Publishing Co.	33	283	0.0

		1,155

Metals & Mining
Ryerson Holding Corp.(a)	24	111	0.0
Warrior Met Coal Inc.	3,773	47,351	5.2

		47,462

Multiline Retail
Dillard’s Inc. Class A	10	295	0.0

Multi-Utilities
Avista Corp.	54	2,324	0.3

Oil, Gas & Consumable Fuels
Berry Corp.	7,337	25,166	2.8
Bonanza Creek Energy Inc.(a)	39	681	0.1
CONSOL Energy Inc.(a)	24	182	0.0
Diamond S Shipping Inc.(a)	30	372	0.0
W&T Offshore Inc.(a)	81	224	0.0

		26,625

Personal Products
Medifast Inc.	164	12,444	1.4
USANA Health Sciences Inc.	3	268	0.0

		12,712

Pharmaceuticals
Corcept Therapeutics Inc.(a)	69	874	0.1
Lannett Co. Inc.	42	401	0.0
SIGA Technologies Inc.	87	514	0.1

		1,789

Professional Services
Korn Ferry	18	519	0.1

Real Estate Management & Development
Altisource Portfolio Solutions SA(a)	2,076	17,335	1.9
Forestar Group Inc.(a)	2,147	28,319	3.1
Marcus & Millichap Inc.(a)	6	174	0.0
Newmark Group Inc. Class A	117	454	0.1

		46,282

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2020 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Road & Rail
Heartland Express Inc.	27	$529	0.1%
Marten Transport Ltd.	39	874	0.1
Schneider National Inc. Class B	45	986	0.1

		2,389

Semiconductors & Semiconductor Equipment
Advanced Energy Industries Inc.	27	1,501	0.2
Alpha & Omega Semiconductor Ltd.(a)	30	361	0.0
Onto Innovation Inc.(a)	45	1,461	0.2
Photronics Inc.	2,811	33,591	3.7
SMART Global Holdings Inc.(a)	21	531	0.0

		37,445

Software
American Software Inc./GA Class A	33	544	0.1
LivePerson Inc.	57	1,365	0.1
Model N Inc.(a)	18	519	0.1

		2,428

Specialty Retail
America’s Car-Mart Inc./TX	18	1,187	0.1
Asbury Automotive Group Inc.	18	1,215	0.1
Buckle Inc. (The)	33	505	0.1
Chico’s FAS Inc.	105	158	0.0
Conn’s Inc.	3,136	21,199	2.4
GameStop Corp. Class A	5,885	33,721	3.7
Guess? Inc.	48	449	0.1
MarineMax Inc.	19	274	0.0
Office Depot Inc.	380	844	0.1
Sally Beauty Holdings Inc.(a)	69	670	0.1
Zumiez Inc.(a)	12	254	0.0

		60,476

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	6,576	41,429	4.6

Tobacco
Universal Corp./VA	33	1,596	0.2

Trading Companies & Distributors
CAI International Inc.(a)	17	280	0.0
H&E Equipment Services Inc.	42	683	0.1

		963

Total Reference Entity — Long		907,266

Net Value of Reference Entity — Goldman Sachs & Co.		$907,266

9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of April 30, 2020 expiration dates 02/10/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	528	$9,235	27.8%
Hanmi Financial Corp.	94	1,135	3.4
OFG Bancorp	484	6,089	18.4

		16,459

Insurance
Employers Holdings Inc.	301	9,141	27.6

Semiconductors & Semiconductor Equipment
Photronics Inc.	633	7,564	22.8

Total Reference Entity — Long		33,164

Net Value of Reference Entity — HSBC Bank USA N. A.		$33,164

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of April 30, 2020 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	4,997	$87,398	8.0%
First BanCorp./Puerto Rico	66	385	0.0
Hanmi Financial Corp.	1,802	21,750	2.0
OFG Bancorp	779	9,800	0.9

		119,333

Biotechnology
PDL BioPharma Inc.	90	305	0.0

Capital Markets
Donnelley Financial Solutions Inc.(a)	30	218	0.0
Pzena Investment Management Inc. Class A	3,526	17,348	1.6
Westwood Holdings Group Inc.	24	553	0.1

		18,119

Commercial Services & Supplies
Knoll Inc.	42	490	0.1
RR Donnelley & Sons Co.	134	229	0.0
VSE Corp.	6	115	0.0

		834

Construction & Engineering
Sterling Construction Co. Inc.	27	267	0.0

Containers & Packaging
Myers Industries Inc.	9	111	0.0

Electronic Equipment, Instruments & Components
Badger Meter Inc.	21	1,240	0.1
Belden Inc.	30	1,026	0.1
Daktronics Inc.	3,860	17,447	1.6
Fabrinet(a)	15	941	0.1
Methode Electronics Inc.	42	1,261	0.1

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of April 30, 2020 expiration dates 02/08/23.

	Shares	Value	% of Basket Value
Napco Security Technologies Inc.	1,065	$21,343	1.9%
Plexus Corp.	3	188	0.0
Sanmina Corp.(a)	42	1,165	0.1
Vishay Precision Group Inc.(a)	27	624	0.1

		45,235

Entertainment
IMAX Corp.	30	345	0.0

Equity Real Estate Investment Trusts (REITs)
American Finance Trust Inc.	72	555	0.1
Ashford Hospitality Trust Inc.	19,785	16,269	1.5
CoreCivic Inc.	93	1,220	0.1
Essential Properties Realty Trust Inc.	12,747	187,253	17.1
Getty Realty Corp.	21	570	0.1
iStar Inc.	48	481	0.0
One Liberty Properties Inc.	1,239	19,477	1.8

		225,825

Food & Staples Retailing
SpartanNash Co.	30	515	0.0
Village Super Market Inc. Class A	27	649	0.1

		1,164

Food Products
Freshpet Inc.(a)	18	1,357	0.1

Health Care Equipment & Supplies
Cutera Inc.	1,300	17,485	1.6
Lantheus Holdings Inc.(a)	15	196	0.0
Meridian Bioscience Inc.	45	540	0.0
Mesa Laboratories Inc.	3	714	0.1
Orthofix Medical Inc.(a)	21	744	0.1
Varex Imaging Corp.(a)	45	1,176	0.1

		20,855

Health Care Providers & Services
National Research Corp.	9	464	0.1

Hotels, Restaurants & Leisure
Brinker International Inc.	12	279	0.0

Household Durables
Ethan Allen Interiors Inc.	27	305	0.0
La-Z-Boy Inc.	18	422	0.0
Tupperware Brands Corp.	8,686	27,969	2.6

		28,696

Insurance
Crawford & Co. Class A	2,425	17,266	1.6
Employers Holdings Inc.	5,833	177,148	16.2
Heritage Insurance Holdings Inc.	27	306	0.0
National Western Life Group Inc. Class A	88	16,960	1.6
Stewart Information Services Corp.	1,750	55,755	5.1
Watford Holdings Ltd.(a)	30	371	0.0

		267,806

10

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of April 30, 2020 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

IT Services
NIC Inc.	39	$945	0.1%

Machinery
Wabash National Corp.	18	148	0.0

Media
Gannett Co. Inc.	99	112	0.0
National CineMedia Inc.	24	79	0.0

		191

Metals & Mining
Carpenter Technology Corp.	15	333	0.1
Materion Corp.	27	1,397	0.1
Warrior Met Coal Inc.	3,686	46,259	4.2

		47,989

Mortgage Real Estate Investment
AG Mortgage Investment Trust Inc.	27	86	0.0
Western Asset Mortgage Capital Corp.	54	165	0.0

		251

Multiline Retail
Macy’s Inc.	15,513	90,906	8.3

Oil, Gas & Consumable Fuels
NACCO Industries Inc. Class A	617	21,688	2.0
Northern Oil and Gas Inc.(a)	167	140	0.0
Rattler Midstream LP	4,728	32,245	3.0

		54,073

Personal Products
Medifast Inc.	282	21,398	2.0

Pharmaceuticals
Phibro Animal Health Corp. Class A	12	321	0.0

Professional Services
Franklin Covey Co.	1,022	21,207	2.0
Kelly Services Inc. Class A	27	417	0.0
Resources Connection Inc.	1,700	18,496	1.7

		40,120

Road & Rail
ArcBest Corp.	18	367	0.0

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of April 30, 2020 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment
Amkor Technology Inc.	72	$711	0.1%
FormFactor Inc.	51	1,188	0.1
Photronics Inc.	1,191	14,232	1.3

		16,131

Software
Agilysys Inc.	6	118	0.0
ChannelAdvisor Corp.(a)	63	651	0.1
Progress Software Corp.	24	982	0.1

		1,751

Specialty Retail
Boot Barn Holdings Inc.(a)	24	443	0.0
GameStop Corp. Class A	2,700	15,471	1.4
Genesco Inc.	1,228	23,246	2.1
Group 1 Automotive Inc.	9	509	0.0
Party City Holdco Inc.(a)	99	75	0.0
Rent-A-Center Inc./TX	36	717	0.1
Urban Outfitters Inc.	33	572	0.1
Winmark Corp.	6	900	0.1

		41,933

Textiles, Apparel & Luxury Goods
Fossil Group Inc.(a)	63	249	0.0
Movado Group Inc.	1,591	16,403	1.5
Vera Bradley Inc.(a)	3,744	20,629	1.9

		37,281

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	1,412	8,896	0.8

Water Utilities
York Water Co. (The)	3	121	0.0

Total Reference Entity — Long		1,093,817

Net Value of Reference Entity — JPMorgan Securities PLC		$1,093,817

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$347,192,034	$—	$—	$347,192,034
Money Market Funds	17,159,731	—	—	17,159,731

	$364,351,765	$—	$—	$364,351,765

Derivative financial instruments(a)
Assets
Futures Contracts	$115,639	$—	$—	$115,639
Swaps	—	232,987	—	232,987

	$115,639	$232,987	$—	$348,626

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

12